Quarterly Financial Information (Unaudited) (Tables)	6 Months Ended
Dec. 31, 2020
Quarterly Financial Information (Unaudited)
Schedule of quarterly financial information

	As of September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated

Balance Sheet
Total assets	$216,445,723	$—	$216,445,723
Liabilities and shareholders’ equity
Total current liabilities	$161,956	$—	$161,956
Deferred legal fees	—
Deferred underwriting commissions	7,525,000	—	7,525,000
Derivative warrant liabilities	—	16,197,500	16,197,500
Total liabilities	7,686,956	16,197,500	23,884,456
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	203,758,760	(16,197,500)	187,561,260
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	112	162	274
Class B ordinary shares - $0.0001 par value	538	—	538
Additional paid-in-capital	5,190,381	601,798	5,792,179
Accumulated deficit	(191,024)	(601,960)	(792,984)
Total shareholders’ equity	5,000,007	—	5,000,007
Total liabilities and shareholders’ equity	$216,445,723	$—	$216,445,723

	Period From June 24, 2020 (Inception) Through September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated

Unaudited Condensed Statement of Operations
Loss from operations	$(201,002)	$—	$(201,002)
Other (expense) income:
Change in fair value of warrant liabilities	—	—	—
Offering costs associated with derivative warrant liabilities	—	(601,960)	(601,960)
Net gain from investments held in Trust Account	9,978	—	9,978
Total other (expense) income	9,978	(601,960)	(591,982)
Net loss	$(191,024)	$(601,960)	$(792,984)

Basic and Diluted weighted-average Class A ordinary shares outstanding	21,500,000	—	21,500,000
Basic and Diluted net loss per Class A share	$0.00	—	$0.00
Basic and Diluted weighted-average Class B ordinary shares outstanding	5,162,280	—	5,162,280
Basic and Diluted net loss per Class B share	$(0.04)	—	$(0.16)

	Period From June 24, 2020 (Inception) Through September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated

Unaudited Condensed Statement of Cash Flows
Net loss	$(191,024)	$(601,960)	$(792,984)
Offering costs associated with derivative warrant liabilities	—	601,960	601,960
Net cash used in operating activities	(393,915)	—	(393,915)
Net cash used in investing activities	(215,000,000)	—	(215,000,000)
Net cash provided by financing activities	216,459,791	—	216,459,791
Net change in cash	$1,065,876	$—	$1,065,876